Registration Nos. 033-98276

811-09090

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 22
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 22

AMERISTOCK MUTUAL FUND, INC.

(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (510) 522-3336

Nicholas D. Gerber, 1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Moraga, State of California, on the 1st day of November, 2011.

THE AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
Chairman

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Nicholas D. Gerber	Chairman, President,	November 1, 2011
Nicholas D. Gerber	Treasurer, and Director

/s/ Andrew Ngim	Director	November 1, 2011
Andrew Ngim

/s/ Alev Efendioglu	Director	November 1, 2011
Alev Efendioglu

/s/ Stephen J. Marsh	Director	November 1, 2011
Stephen J. Marsh

/s/ Steven A. Wood	Director	November 1, 2011
Steven A. Wood

/s/ Howard Mah	Secretary	November 1, 2011
Howard Mah

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase